Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.8%
B3 SA - Brasil, Bolsa, Balcao	4,855,936	$12,749,309
Banco do Brasil SA	1,078,533	9,485,767
Banco Santander Brasil SA	1,158,224	6,529,321
CCR SA	3,705,192	9,910,602
Cosan SA	4,186,961	12,379,401
Localiza Rent a Car SA	1,137,518	13,910,397
Localiza Rent a Car SA(a)	5,089	61,690
Lojas Renner SA	2,670,486	10,238,100
Natura & Co. Holding SA	1,769,076	4,843,488
Petroleo Brasileiro SA	1,632,444	9,398,949
Rumo SA	1,530,421	6,280,599
TOTVS SA	886,024	5,022,776
Ultrapar Participacoes SA	3,337,335	11,136,949
Vibra Energia SA	2,336,114	7,408,999
		119,356,347
Chile — 0.4%
Empresas COPEC SA	1,016,231	7,339,401
Enel Americas SA	87,003,604	11,218,025
		18,557,426
China — 28.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,251,300	5,749,405
3SBio Inc.(b)	9,269,500	9,389,542
AAC Technologies Holdings Inc.	2,560,000	5,248,634
Agricultural Bank of China Ltd., Class A	13,097,700	6,478,132
Agricultural Bank of China Ltd., Class H	28,947,000	10,908,470
Akeso Inc.(a)(b)	908,000	4,044,180
Alibaba Group Holding Ltd.(a)	10,990,768	109,384,208
Alibaba Health Information Technology Ltd.(a)(c)	13,720,000	8,143,675
Baidu Inc., Class A(a)	1,690,712	25,959,430
Bank of China Ltd., Class H	32,514,000	12,727,843
Bank of Communications Co. Ltd., Class A	5,315,400	4,369,425
Beijing Enterprises Water Group Ltd.	14,738,000	3,613,708
Bosideng International Holdings Ltd.	10,128,000	4,204,952
BYD Co. Ltd., Class A	270,855	9,680,483
BYD Co. Ltd., Class H	833,500	25,169,594
China Construction Bank Corp., Class A	7,554,200	6,794,281
China Construction Bank Corp., Class H	70,242,000	44,932,445
China International Capital Corp. Ltd., Class A	1,087,713	6,365,019
China International Capital Corp. Ltd., Class H(b)	3,301,600	6,039,519
China Medical System Holdings Ltd.	6,046,000	8,512,041
China Mengniu Dairy Co. Ltd.	4,117,000	16,001,312
China Merchants Bank Co. Ltd., Class A	1,364,140	6,192,241
China Merchants Bank Co. Ltd., Class H	3,765,000	17,507,819
China Railway Signal & Communication Corp. Ltd., Class A	5,559,400	4,655,453
China Resources Beer Holdings Co. Ltd.	1,274,000	8,042,201
China Resources Gas Group Ltd.	2,443,000	8,043,214
China Resources Land Ltd.	3,722,000	13,931,279
China Resources Pharmaceutical Group Ltd.(b)	7,664,000	7,357,844
China Tourism Group Duty Free Corp. Ltd., Class A	224,100	3,876,035
Chow Tai Fook Jewellery Group Ltd.	4,262,600	7,545,024
CITIC Securities Co. Ltd., Class A	1,379,800	3,887,034
CMOC Group Ltd., Class A	12,966,600	9,555,247
CMOC Group Ltd., Class H	13,743,000	7,186,627
Contemporary Amperex Technology Co. Ltd., Class A	461,285	14,345,807
Country Garden Services Holdings Co. Ltd.	5,137,000	5,988,374
CSC Financial Co. Ltd., Class A	1,159,000	4,132,503
Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	8,407,520	$7,324,918
ENN Energy Holdings Ltd.	1,221,500	14,225,227
Far East Horizon Ltd.	5,047,000	4,229,025
Fosun International Ltd.	19,051,500	12,565,200
Ganfeng Lithium Group Co. Ltd., Class A	473,450	4,133,034
Geely Automobile Holdings Ltd.	7,893,000	9,195,305
Haier Smart Home Co. Ltd., Class A	1,334,400	4,027,245
Haitong Securities Co. Ltd., Class A	4,474,700	5,916,179
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,862,000	4,763,509
Huatai Securities Co. Ltd., Class A	4,785,002	9,094,715
Huatai Securities Co. Ltd., Class H(b)	3,691,000	4,617,478
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	657,600	3,858,447
Industrial & Commercial Bank of China Ltd., Class A	12,652,800	8,585,060
Industrial & Commercial Bank of China Ltd., Class H	44,172,000	23,589,623
Industrial Bank Co. Ltd., Class A	1,790,568	4,165,772
JD Health International Inc.(a)(b)	1,061,150	6,545,295
JD.com Inc., Class A	1,615,978	26,326,869
Jiumaojiu International Holdings Ltd.(b)(c)	2,637,000	4,521,495
KE Holdings Inc., ADR(a)	289,752	4,126,068
Kingdee International Software Group Co. Ltd.(a)	4,698,000	6,245,463
Kuaishou Technology(a)(b)	1,843,800	12,511,651
Kunlun Energy Co. Ltd.	5,038,000	4,018,537
Lenovo Group Ltd.	22,016,000	20,696,350
Li Auto Inc., Class A(a)	1,466,628	21,281,277
Meituan, Class B(a)(b)	3,249,130	45,621,933
Microport Scientific Corp.(a)(c)	2,198,700	3,782,171
NetEase Inc.	1,778,670	30,253,117
NIO Inc., ADR(a)(c)	1,309,450	9,860,159
Nongfu Spring Co. Ltd., Class H(b)	2,069,800	11,097,408
Orient Securities Co. Ltd., Class A	3,368,852	4,680,957
Pinduoduo Inc., ADR(a)	254,580	16,629,166
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,868,200	4,321,500
Ping An Insurance Group Co. of China Ltd., Class H	5,617,000	35,646,525
Pop Mart International Group Ltd.(b)(c)	1,835,600	4,036,005
Postal Savings Bank of China Co. Ltd., Class A	9,960,900	7,192,508
Postal Savings Bank of China Co. Ltd., Class H(b)	9,221,000	5,793,630
Sangfor Technologies Inc., Class A	243,300	4,259,737
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,658,400	5,401,848
Shanghai Electric Group Co. Ltd., Class A(a)	10,249,200	6,954,275
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,361,684	5,965,134
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,242,800	7,389,973
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,879,500	5,738,745
Sinopharm Group Co. Ltd., Class H	1,570,800	5,145,428
Sungrow Power Supply Co. Ltd., Class A	512,967	7,937,315
Sunny Optical Technology Group Co. Ltd.	863,500	8,128,119
TCL Technology Group Corp., Class A	14,932,840	8,103,963
Tencent Holdings Ltd.	4,035,700	159,710,060
Tongcheng Travel Holdings Ltd.(a)	5,167,600	10,315,455
Trip.com Group Ltd.(a)	237,571	7,566,372
Unisplendour Corp. Ltd., Class A	1,110,357	5,091,923
Vipshop Holdings Ltd., ADR(a)	551,592	7,898,797
Want Want China Holdings Ltd.	6,464,000	4,326,521
WuXi AppTec Co. Ltd., Class A	1,126,889	10,298,439
WuXi AppTec Co. Ltd., Class H(b)	530,180	4,360,756
Wuxi Biologics Cayman Inc.(a)(b)	3,695,500	18,920,123
XPeng Inc.(a)	1,862,096	7,379,969
Yadea Group Holdings Ltd.(b)	7,400,000	14,747,990
Yonyou Network Technology Co. Ltd., Class A	1,985,800	5,544,772

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yum China Holdings Inc.	456,843	$25,793,356
Yunnan Baiyao Group Co. Ltd., Class A	987,520	7,472,932
		1,215,893,823
Colombia — 0.1%
Bancolombia SA	654,085	4,086,194
Egypt — 0.1%
Commercial International Bank Egypt SAE	2,537,904	4,290,856
Greece — 0.7%
Motor Oil Hellas Corinth Refineries SA	298,400	7,693,311
Mytilineos SA	184,495	5,811,236
OPAP SA	847,774	14,475,911
		27,980,458
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC.	1,712,843	13,945,201
India — 14.2%
ABB India Ltd.	76,558	3,818,003
Adani Green Energy Ltd.(a)	512,631	6,039,359
Asian Paints Ltd.	735,162	28,323,969
AU Small Finance Bank Ltd.(b)	1,032,603	9,681,355
Axis Bank Ltd.	2,043,123	22,547,617
Bajaj Finance Ltd.	247,191	20,846,655
Bandhan Bank Ltd.(a)(b)	1,487,493	4,809,129
Bharti Airtel Ltd.	2,294,783	23,554,889
Britannia Industries Ltd.	167,138	9,405,115
Cholamandalam Investment and Finance Co. Ltd.	419,248	5,325,488
Dabur India Ltd.	1,610,539	10,800,967
DLF Ltd.	874,125	5,017,677
Eicher Motors Ltd.	114,447	5,074,124
Havells India Ltd.	317,223	5,008,076
HCL Technologies Ltd.	1,596,791	22,060,049
Hero MotoCorp Ltd.	290,484	9,680,157
Hindalco Industries Ltd.	1,729,996	8,470,458
Hindustan Unilever Ltd.	856,846	27,613,016
Housing Development Finance Corp. Ltd.	1,169,806	37,276,763
ICICI Bank Ltd.	3,447,863	39,428,543
ICICI Prudential Life Insurance Co. Ltd.(b)	858,698	4,830,353
Indian Hotels Co. Ltd. (The)	1,321,778	6,218,838
Info Edge India Ltd.	106,539	5,235,993
Infosys Ltd.	2,863,418	45,519,840
Kotak Mahindra Bank Ltd.	1,298,681	31,547,333
Mahindra & Mahindra Ltd.	611,398	9,735,344
Mahindra & Mahindra Ltd., GDR	732,053	11,493,232
Marico Ltd.	3,718,627	24,384,902
Nestle India Ltd.	26,798	7,016,614
PI Industries Ltd.	187,861	8,212,741
Power Grid Corp. of India Ltd.	2,874,621	8,118,099
Reliance Industries Ltd.	1,828,788	54,525,052
Shriram Transport Finance Co. Ltd.	337,793	5,708,447
Tata Consultancy Services Ltd.	480,504	19,075,536
Tata Consumer Products Ltd.	1,139,896	10,996,074
Tata Elxsi Ltd.	51,519	4,613,911
Tech Mahindra Ltd.	608,766	8,191,985
Titan Co. Ltd.	241,278	8,225,349
TVS Motor Co. Ltd.	342,923	5,392,950
United Spirits Ltd.(a)	548,946	5,853,558
UPL Ltd.	547,712	4,529,475
Security	Shares	Value

India (continued)
Zomato Ltd.(a)	8,720,184	$7,264,476
		601,471,511
Indonesia — 1.8%
Bank Central Asia Tbk PT	48,016,300	28,974,347
Bank Rakyat Indonesia Persero Tbk PT	40,764,400	15,147,565
Kalbe Farma Tbk PT	108,118,828	14,642,692
Telkom Indonesia Persero Tbk PT	55,200,600	14,903,359
Unilever Indonesia Tbk PT	15,003,100	4,532,481
		78,200,444
Kuwait — 0.3%
Kuwait Finance House KSCP	6,007,893	13,799,088
Malaysia — 2.6%
AMMB Holdings Bhd	8,104,700	6,388,755
Axiata Group Bhd	14,631,000	8,805,786
CIMB Group Holdings Bhd	9,890,300	10,324,224
DiGi.Com Bhd	10,197,500	9,875,714
Malayan Banking Bhd	9,901,300	18,551,119
Maxis Bhd	13,174,600	11,729,904
Nestle Malaysia Bhd	658,400	19,115,069
Petronas Dagangan Bhd	2,177,900	9,965,821
Public Bank Bhd	5,295,800	4,370,139
Sime Darby Bhd	21,298,400	9,543,044
		108,669,575
Mexico — 2.4%
Arca Continental SAB de CV	1,808,500	18,283,343
Cemex SAB de CV, NVS(a)	18,100,028	10,887,235
Fomento Economico Mexicano SAB de CV	2,302,700	23,187,118
Grupo Aeroportuario del Sureste SAB de CV, Class B	222,975	6,245,165
Grupo Bimbo SAB de CV, Series A	1,327,600	7,096,945
Grupo Financiero Banorte SAB de CV, Class O	2,440,700	19,563,958
Wal-Mart de Mexico SAB de CV	4,500,800	17,103,498
		102,367,262
Peru — 0.2%
Credicorp Ltd.	74,447	9,637,164
Poland — 0.7%
Allegro.eu SA (a)(b)	912,671	7,670,458
KGHM Polska Miedz SA	551,870	13,682,707
Polski Koncern Naftowy ORLEN SA	497,805	7,087,900
		28,441,065
Qatar — 0.7%
Qatar Fuel QSC	474,481	2,064,188
Qatar National Bank QPSC	5,865,247	25,759,033
		27,823,221
Russia — 0.0%
Gazprom PJSC(d)	7,224,690	886
LUKOIL PJSC(d)	725,046	89
Novatek PJSC(d)	1,686,230	207
Novolipetsk Steel PJSC(a)(d)	5,130,970	629
PhosAgro PJSC(d)	249,741	31
PhosAgro PJSC, New(d)	4,826	48
Polymetal International PLC(a)(d)	1,747,485	214
Polyus PJSC(a)(d)	43,646	5
Rosneft Oil Co. PJSC(d)	759,129	93
Sberbank of Russia PJSC(d)	10,004,860	1,227
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	15
Yandex NV, Class A(a)(d)	87,150	11
		3,455

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia — 3.6%
Al Rajhi Bank	1,660,147	$31,276,575
Alinma Bank	1,109,408	9,657,185
Bank AlBilad	569,242	5,645,495
Dr Sulaiman Al Habib Medical Services Group Co.	206,959	14,735,918
Etihad Etisalat Co.	962,661	11,034,106
Mobile Telecommunications Co.(a)	1,877,222	6,897,866
Riyad Bank	945,072	8,251,868
SABIC Agri-Nutrients Co.	129,342	4,304,403
Sahara International Petrochemical Co.	1,259,822	11,933,672
Saudi Arabian Mining Co.(a)	913,313	15,119,529
Saudi Basic Industries Corp.	814,488	19,137,962
Saudi Investment Bank (The)	922,571	4,141,322
Savola Group (The)	969,007	9,274,723
		151,410,624
South Africa — 3.9%
Absa Group Ltd.	572,845	4,482,212
Anglo American Platinum Ltd.	83,800	4,820,716
Bidvest Group Ltd. (The)	868,502	10,474,657
Gold Fields Ltd.	1,265,257	19,183,159
Impala Platinum Holdings Ltd.	895,187	7,187,472
Kumba Iron Ore Ltd.	412,574	9,071,136
MTN Group Ltd.	1,128,682	6,981,444
MultiChoice Group	803,088	3,994,516
Naspers Ltd., Class N	161,107	24,303,536
Nedbank Group Ltd.	758,538	8,007,853
NEPI Rockcastle NV	3,922,543	22,406,859
Standard Bank Group Ltd.	629,367	4,839,507
Vodacom Group Ltd.	4,940,222	27,651,464
Woolworths Holdings Ltd.	4,168,025	12,590,292
		165,994,823
South Korea — 12.4%
CJ CheilJedang Corp.	45,977	10,731,506
CJ Corp.	71,668	4,784,166
DB Insurance Co. Ltd.	71,200	3,969,712
Hana Financial Group Inc.	349,082	10,889,584
Hanwha Aerospace Co. Ltd.	73,731	5,894,036
Kakao Corp.	433,428	18,339,290
KB Financial Group Inc.	628,660	22,670,172
LG Chem Ltd.	33,664	17,544,630
LG Corp.	1	65
LG Display Co. Ltd.(a)	515,547	6,107,795
NAVER Corp.	203,547	30,554,283
NCSoft Corp.	21,404	5,174,141
POSCO Future M Co. Ltd.	36,682	9,661,241
POSCO Holdings Inc.	77,241	20,929,832
Samsung C&T Corp.	119,677	9,968,699
Samsung Electro-Mechanics Co. Ltd.	100,225	11,123,306
Samsung Electronics Co. Ltd.	3,316,132	177,912,017
Samsung Fire & Marine Insurance Co. Ltd.	31,573	5,362,670
Samsung SDI Co. Ltd.	42,441	22,926,605
Samsung SDS Co. Ltd.	60,901	5,703,518
Samsung Securities Co. Ltd.	595,746	16,487,988
Shinhan Financial Group Co. Ltd.	539,548	14,215,676
SK Hynix Inc.	406,856	33,180,484
SK Inc.	300,432	37,978,637
SK Innovation Co. Ltd.(a)	94,709	13,480,580
Woori Financial Group Inc.	1,095,805	9,880,599
		525,471,232
Security	Shares	Value

Taiwan — 17.0%
Acer Inc.	38,112,000	$38,199,847
Advantech Co. Ltd.	427,000	5,655,813
ASE Technology Holding Co. Ltd.	3,519,000	12,716,085
AUO Corp.	7,608,200	4,351,883
Cathay Financial Holding Co. Ltd.	15,999,769	23,017,911
Chailease Holding Co. Ltd.	734,129	4,830,820
China Steel Corp.	4,943,000	4,661,237
CTBC Financial Holding Co. Ltd.	20,730,000	16,367,505
Delta Electronics Inc.	2,987,000	30,673,379
E.Sun Financial Holding Co. Ltd.	47,502,698	39,985,926
Far EasTone Telecommunications Co. Ltd.	4,814,000	12,020,565
First Financial Holding Co. Ltd.	53,315,722	48,716,630
Fubon Financial Holding Co. Ltd.	10,939,559	21,603,629
Lite-On Technology Corp.	4,837,000	13,994,696
MediaTek Inc.	1,017,000	24,991,344
Mega Financial Holding Co. Ltd.	17,419,625	20,264,248
Shanghai Commercial & Savings Bank Ltd. (The)	243,000	356,971
SinoPac Financial Holdings Co. Ltd.	37,185,257	20,917,862
Taishin Financial Holding Co. Ltd.	22,355,507	13,337,315
Taiwan Semiconductor Manufacturing Co. Ltd.	17,925,000	324,403,635
United Microelectronics Corp.	12,110,000	20,269,519
Voltronic Power Technology Corp.	175,000	11,012,528
Wistron Corp.	4,340,000	9,420,812
		721,770,160
Thailand — 2.8%
Advanced Info Service PCL, NVDR	3,563,700	21,604,553
Asset World Corp. PCL, NVDR	61,932,400	8,749,637
Bangkok Dusit Medical Services PCL, NVDR	20,040,700	16,247,392
BTS Group Holdings PCL, NVDR	68,237,400	13,919,018
Delta Electronics Thailand PCL, NVDR(c)	4,016,000	11,412,934
Intouch Holdings PCL, NVDR	6,466,700	13,879,465
Muangthai Capital PCL, NVDR	4,356,500	5,155,181
PTT Exploration & Production PCL, NVDR	4,613,700	18,474,211
PTT Public Company Ltd., NVDR	12,530,400	10,794,324
		120,236,715
Turkey — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,358,746	5,409,191
Haci Omer Sabanci Holding AS	5,321,333	9,898,758
Yapi ve Kredi Bankasi AS	15,328,726	7,550,372
		22,858,321
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	9,747,096	21,203,473
Abu Dhabi Islamic Bank PJSC	1,714,103	4,666,829
Emirates Telecommunications Group Co. PJSC	3,800,190	23,856,886
First Abu Dhabi Bank PJSC	3,831,238	13,239,936
		62,967,124
Total Common Stocks — 97.6%
(Cost: $4,309,309,557)		4,145,232,089

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	3,940,014	12,045,339
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,455,761	17,194,411
Gerdau SA, Preference Shares, NVS	1,138,724	5,380,169
Itau Unibanco Holding SA, Preference Shares, NVS	2,285,953	11,863,904
Petroleo Brasileiro SA, Preference Shares, NVS	3,785,562	19,490,052
		65,973,875

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	116,132	$7,484,016
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,020,714	5,954,547
South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	532,016	23,432,758
Total Preferred Stocks — 2.4%
(Cost: $101,141,304)		102,845,196
Total Long-Term Investments — 100.0%
(Cost: $4,410,450,861)		4,248,077,285

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	18,588,900	18,592,618

Total Short-Term Securities — 0.4%
(Cost: $18,589,852)		18,592,618

Total Investments — 100.4%
(Cost: $4,429,040,713)		4,266,669,903

Liabilities in Excess of Other Assets — (0.4)%		(16,261,326)

Net Assets — 100.0%		$4,250,408,577

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,472,414	$—	$(4,873,436	)(a)	$3,098	$(9,458)	$18,592,618	18,588,900	$443,096	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,610,000	—	(5,610,000	)(a)	—	—	—	—	121,134		1
					$3,098	$(9,458)	$18,592,618		$564,230		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	189	06/16/23	$9,042	$(172,558)

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$473,282,602	$3,671,946,032	$3,455	$4,145,232,089
Preferred Stocks	79,412,438	23,432,758	—	102,845,196
Short-Term Securities
Money Market Funds	18,592,618	—	—	18,592,618
	$571,287,658	$3,695,378,790	$3,455	$4,266,669,903
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(172,558)	$—	$—	$(172,558)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company